Taxation - Schedule of Pre-Tax Loss (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Schedule of Pre-Tax Loss [Line Items]
Pre-tax loss, net	$ (5,292,522)	$ (6,008,572)	[1]	$ (28,307,958)	[1]
Cayman Islands [Member]
Schedule of Pre-Tax Loss [Line Items]
Pre-tax loss, net	(3,023,180)	(3,518,091)		(4,100,487)
BVI [Member]
Schedule of Pre-Tax Loss [Line Items]
Pre-tax loss, net	(15,354)	(12,427)		(16,537)
Hong Kong [Member]
Schedule of Pre-Tax Loss [Line Items]
Pre-tax loss, net	(1,943,137)	3,315,700		(10,805,695)
Singapore [Member]
Schedule of Pre-Tax Loss [Line Items]
Pre-tax loss, net	(214,024)	(98,922)		(180,619)
Thailand [Member]
Schedule of Pre-Tax Loss [Line Items]
Pre-tax loss, net	890,726	(134,639)		(2,852,376)
Malaysia [Member]
Schedule of Pre-Tax Loss [Line Items]
Pre-tax loss, net	(55,941)	(163,664)		(2,761,202)
Macau [Member]
Schedule of Pre-Tax Loss [Line Items]
Pre-tax loss, net	(10,799)	(73,618)		(193,865)
United States [Member]
Schedule of Pre-Tax Loss [Line Items]
Pre-tax loss, net	(54,687)	(162,279)		(321,399)
Australia [Member]
Schedule of Pre-Tax Loss [Line Items]
Pre-tax loss, net				15,199
United Arab Emirates (UAE) [Member]
Schedule of Pre-Tax Loss [Line Items]
Pre-tax loss, net	94,192			(22,157)
United Kingdom [Member]
Schedule of Pre-Tax Loss [Line Items]
Pre-tax loss, net				1,350
South Korea [Member]
Schedule of Pre-Tax Loss [Line Items]
Pre-tax loss, net		(9,813)		(11,236)
Japan [Member]
Schedule of Pre-Tax Loss [Line Items]
Pre-tax loss, net	276,935	(10,107)		(189,773)
Canada [Member]
Schedule of Pre-Tax Loss [Line Items]
Pre-tax loss, net				3,418
Vietnam [Member]
Schedule of Pre-Tax Loss [Line Items]
Pre-tax loss, net				17,123
China [Member]
Schedule of Pre-Tax Loss [Line Items]
Pre-tax loss, net	$ (1,237,253)	$ (5,140,712)		$ (6,889,702)

[1]	Certain amounts have been restated to reflect the reclassification adjustments made between continuing operations and discontinued operations related to the divestiture of Beijing Wanjia and Handshake (Note 25) for the fiscal years ended December 31, 2024 and 2023.